Short-Term Investments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Nov. 04, 2010	Nov. 04, 2010 American Depositary Shares
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments	$ 827	$ 1,849	$ 491
Shares acquired during the period						714,285
Consideration for acquisition						5,000
Percentage of ownership interest					1.01%
Other-than-temporary impairment loss	14	4,343
Other comprehensive loss recognized		721
Available for Sale securities		657		643
Unrealized gain recognized in other comprehensive income	$ 743